Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended				117 Months Ended
	Dec. 31, 2024 USD ($) vessel lease	Dec. 31, 2023 vessel	Dec. 31, 2027 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel lease	Dec. 31, 2023 USD ($) vessel	Sep. 20, 2035	Dec. 31, 2025 vessel	Dec. 31, 2025	Dec. 31, 2025 lease	Dec. 31, 2025 numberOfAgreements
Capital Leased Assets [Line Items]
Number of lessors | lease	19				19					20
Number of vessels	15				15			16		2
Lease liability payment				$ 2,200,000
Time-charter hire expenses				0	$ 8,237	$ 8,777
Lessee Option to Purchase Underlying Asset			$ 129,300		283,500	107,800
Sale Leaseback Transaction, Transaction Costs, Financing Activities					$ 422,200	218,300
Finance Lease, Weighted Average Discount Rate, Percent	6.00%				6.00%				6.00%
Gain (Loss) on Extinguishment of Debt				0	$ 6,331	5,064
Finance Lease, Liability, Undiscounted Excess Amount				421,300
Long-term debt	$ 1,059,539			892,055	1,059,539
Finance lease, liability	$ 1,727,553			1,802,526	1,727,553
Sale and Leaseback Transaction, Gain (Loss), Net					6,300	5,100
Proceeds from Long-term Capital Lease Obligations				213,000	629,685	309,778
Subsequent Event
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations			$ 235,000
Marvel Swan
Capital Leased Assets [Line Items]
Lessee Option to Purchase Underlying Asset				145,700
Financial Guarantee
Capital Leased Assets [Line Items]
Number of charter agreements | numberOfAgreements											5
Long-term debt				289,100
Finance lease, liability				139,900
SeaRiver LNG Newbuildings
Capital Leased Assets [Line Items]
Lessee Option to Purchase Underlying Asset				235,000
Eight NGL and one LNG carrier
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations					$ 629,700
LNG and NGL Carriers
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations						$ 327,000
Marvel Swan
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations				$ 213,000
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel	9				9			10
LNG Carriers [Member] | Alexander Spirit [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel		1				1
LNG Carriers [Member] | Seapeak Oak
Capital Leased Assets [Line Items]
Number of vessels | vessel	1				1
NGL Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel	10				10			10
NGL Carriers | African Spirit
Capital Leased Assets [Line Items]
Number of vessels | vessel		2				2
NGL Carriers | Marlin, Inspiration, Independence, Intuition, Invention, Insight, Ingenuity, and Intrepid
Capital Leased Assets [Line Items]
Number of vessels | vessel	8				8
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease	4				4					4
Minimum
Capital Leased Assets [Line Items]
Lease terms	5.5	8	10				5.5
Minimum | Marvel Swan
Capital Leased Assets [Line Items]
Lease terms				13
Minimum | Financial Guarantee | Ineos vessels' lease
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									110.00%
Minimum | Financial Guarantee | Ineos Inspiration
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									171.00%
Minimum | Financial Guarantee | Ineos Insight
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									168.00%
Minimum | Financial Guarantee | Ineos Ingenuity
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									164.00%
Minimum | Financial Guarantee | Ineos Intrepid
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									163.00%
Minimum | Financial Guarantee | Marvel Swan
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									139.00%
Minimum | SeaRiver LNG Newbuildings
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Term				10 years
Maximum
Capital Leased Assets [Line Items]
Lease terms	8	12					15
Maximum | Financial Guarantee | Ineos vessels' lease
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance									140.00%